Pledged Assets and Collateral (Pledged Assets Classified by Type of Liabilities) (Detail) ¥ in Millions	Sep. 30, 2019 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 25,776,282
Deposits [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	260,151
Call Money and Funds Purchased [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	6,314
Payables under Repurchase Agreements and Securities Lending Transactions [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	12,014,688
Other Short-term Borrowings and Long-term Debt [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	13,478,750
Other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 16,379